Current Liabilities - Convertible Note - Summary of Convertible Note (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	$ 960,763
Net change in fair value	144,115	$ 125,317	$ 139,048
Transfer to contributed equity on conversion of Convertible Notes	0	0
Transfer to accumulated losses on conversion of Convertible Notes	0	0
Convertible note at fair value at end of reporting period	0	960,763
Convertible Note at Fair Value [member]
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	960,763	835,446
Net change in fair value	144,115	125,317
Transfer to contributed equity on conversion of Convertible Notes	0	0
Transfer to accumulated losses on conversion of Convertible Notes	0	0
Convertible note at fair value at end of reporting period	$ 1,104,878	$ 960,763	$ 835,446